Fees Summary	Aug. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,161,000.00
Previously Paid Amount	0.00
Total Fee Amount	177.75
Total Offset Amount	0.00
Net Fee	177.75
Narrative - Max Aggregate Offering Price	$ 1,161,000.00
Final Prospectus	true